INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 20	$ (8)	$ (60)
Other	4	5	(14)
Revaluation surplus
Origination and reversal of temporary differences	(1,220)	115	(679)
Relating to changes in tax rates / imposition of new tax laws	0	0	34
Total deferred income taxes	$ (1,196)	$ 112	$ (719)